LONG-TERM INVESTMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 28, 2019	May 31, 2021 CNY (¥)	May 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥) director	Dec. 31, 2021 USD ($) director	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2021 USD ($)	Jul. 22, 2019	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Disposal gain				¥ 0	$ 0	¥ 7,837	¥ 0
Long-term investments pledged to secure other borrowings				¥ 167,044		¥ 166,870			$ 26,213
Investment redeemed		¥ 19,978	$ 3,135
Tianjin Jiatai Entity Management limited Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Business Combination, Consideration Transferred								¥ 106,500
Tianjin Jiatai Group [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage										90.00%
CHS
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage				10.00%		10.00%			10.00%
SH MZJH
Schedule of Equity Method Investments [Line Items]
Capital Contributed							¥ 34,540
Allcure Information
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage				9.60%		9.60%			9.60%		9.60%		20.00%
Suzhou Shengshan [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage							5.15%				5.41%	8.13%
Capital Contributed | $												$ 10,000
Suzhou Shengshan Huiying Venture Capital Investment LLP. ("Suzhou Shengshan")
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage				5.15%		5.15%			5.15%
China Medical Services Holdings Limited ("CMS Holdings") | Zhejiang Marine
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
Equity Method Investment Legal Interest Percentage	20.00%
Guangdong Hengjian | Aohua Technology
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage				14.20%					14.20%
Consideration amount				¥ 86,649
Number of total directors | director				5	5
Number Of Directors Entitled To delegate In The Board | director				2	2